CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 679	$ 2,110	$ 4,409	$ 2,772
Cost of revenue	4,104	3,149	9,848	7,101
Gross loss	(3,425)	(1,039)	(5,439)	(4,329)
Operating expenses:
Research and development	800	369	2,030	1,450
Selling, general and administrative	5,526	1,502	10,572	4,844
Total operating expenses	6,326	1,871	12,602	6,294
Loss from operations	(9,751)	(2,910)	(18,041)	(10,623)
Other income (expense), net:
Interest income and other			709	(16)
Gain on forgiveness of PPP loan			0	743
Other income, net	649	32	709	727
Net loss	$ (9,102)	$ (2,878)	$ (17,332)	$ (9,896)
Weighted-average common shares outstanding:
Weighted-average common shares outstanding, basic (in shares)	84,645,097	65,774,528	71,342,720	65,764,450
Weighted-average common shares outstanding, diluted (in shares)	84,645,097	65,774,528	71,342,720	65,764,450
Net loss per share of common stock:
Net loss per share of common stock, basic (in dollars per share)	$ (0.11)	$ (0.04)	$ (0.24)	$ (0.15)
Net loss per share of common stock, diluted (in dollars per share)	$ (0.11)	$ (0.04)	$ (0.24)	$ (0.15)